Significant accounting policies (Details) - BRL (R$) R$ in Thousands		4 Months Ended	8 Months Ended	12 Months Ended
	Jan. 14, 2022	May 06, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 07, 2021	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Common Shares and/or Quotas			266,240,444	401,803,041	266,240,444
Assets			R$ 36,626,337	R$ 46,343,100	R$ 36,626,337
Liabilities			28,176,554	39,253,996	28,176,554
Equity		R$ 3,127,985	8,449,784	7,089,104	8,449,784	R$ 3,324,215	R$ 3,127,985	R$ 2,161,938
Other comprehensive income for the year, net of income tax and social contribution		(141,312)	(106,073)	(753,017)	(247,385)	26,687
Net revenues				3,562,697	2,221,823	1,011,531
Profit / (loss) for the year		R$ (40,437)	R$ (14,629)	(14,079)	(55,068)	30,686
Paid dividends and interest on equity				R$ (75,898)	R$ (19,680)	R$ (37,868)
Inter and Co Securities LLC [Member]
Disclosure of subsidiaries [line items]
Common Shares and/or Quotas				0
Proportion of ownership interest in subsidiary				100.00%	0.00%	0.00%
Inter and Co Securities LLC [Member] | United States of America, Dollars
Disclosure of subsidiaries [line items]
functional currency				US$
Inter and Co Securities LLC [Member] | UNITED STATES
Disclosure of subsidiaries [line items]
Country				USA
Inter and Co Participações Ltda.
Disclosure of subsidiaries [line items]
Common Shares and/or Quotas				1,500,000
Proportion of ownership interest in subsidiary				100.00%	0.00%	0.00%
Inter and Co Participações Ltda. | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
functional currency				BRL
Inter and Co Participações Ltda. | BRAZIL
Disclosure of subsidiaries [line items]
Country				Brazil
Inter Us Holding, LLC [Member]
Disclosure of subsidiaries [line items]
Common Shares and/or Quotas				100
Proportion of ownership interest in subsidiary				100.00%	0.00%	0.00%
Inter Us Holding, LLC [Member] | United States of America, Dollars
Disclosure of subsidiaries [line items]
functional currency				US$
Inter Us Holding, LLC [Member] | UNITED STATES
Disclosure of subsidiaries [line items]
Country				USA
INTRGLOBALEU Serviços Administrativos, LDA [Member]
Disclosure of subsidiaries [line items]
Common Shares and/or Quotas				1
Proportion of ownership interest in subsidiary				100.00%	0.00%	0.00%
INTRGLOBALEU Serviços Administrativos, LDA [Member] | Euro Member Countries, Euro
Disclosure of subsidiaries [line items]
functional currency				EUR
INTRGLOBALEU Serviços Administrativos, LDA [Member] | PORTUGAL
Disclosure of subsidiaries [line items]
Country				Portugal
Inter Holding Financeira S.A.
Disclosure of subsidiaries [line items]
Common Shares and/or Quotas				401,159,540
Proportion of ownership interest in subsidiary				100.00%	100.00%	0.00%
Inter Holding Financeira S.A. | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
functional currency				BRL
Inter Holding Financeira S.A. | BRAZIL
Disclosure of subsidiaries [line items]
Country				Brazil
Banco Inter S.A.
Disclosure of subsidiaries [line items]
Common Shares and/or Quotas				1,297,308,713
Proportion of ownership interest in subsidiary				100.00%	31.40%	0.00%
Banco Inter S.A. | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
functional currency				BRL
Banco Inter S.A. | BRAZIL
Disclosure of subsidiaries [line items]
Country				Brazil
Inter Distribuidora de Ttulos e Valores Mobilirios Ltda.
Disclosure of subsidiaries [line items]
Common Shares and/or Quotas				24,583,333
Proportion of ownership interest in subsidiary				98.30%	30.90%	98.30%
Inter Distribuidora de Ttulos e Valores Mobilirios Ltda. | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
functional currency				BRL
Inter Distribuidora de Ttulos e Valores Mobilirios Ltda. | BRAZIL
Disclosure of subsidiaries [line items]
Country				Brazil
Inter Digital Corretora e Consultoria de Seguros Ltda.
Disclosure of subsidiaries [line items]
Common Shares and/or Quotas				59,750
Proportion of ownership interest in subsidiary				60.00%	18.80%	60.00%
Inter Digital Corretora e Consultoria de Seguros Ltda. | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
functional currency				BRL
Inter Digital Corretora e Consultoria de Seguros Ltda. | BRAZIL
Disclosure of subsidiaries [line items]
Country				Brazil
Inter Marketplace Ltda.
Disclosure of subsidiaries [line items]
Common Shares and/or Quotas				5,000,000
Proportion of ownership interest in subsidiary				100.00%	31.40%	99.90%
Inter Marketplace Ltda. | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
functional currency				BRL
Inter Marketplace Ltda. | BRAZIL
Disclosure of subsidiaries [line items]
Country				Brazil
Inter Asset Holding S.A.
Disclosure of subsidiaries [line items]
Common Shares and/or Quotas				7,000,000
Proportion of ownership interest in subsidiary				70.00%	22.00%	70.00%
Inter Asset Holding S.A. | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
functional currency				BRL
Inter Asset Holding S.A. | BRAZIL
Disclosure of subsidiaries [line items]
Country				Brazil
Inter Titulos Fundo De Investimento [Member]
Disclosure of subsidiaries [line items]
Common Shares and/or Quotas				489,302
Proportion of ownership interest in subsidiary				98.30%	30.70%	96.50%
Inter Titulos Fundo De Investimento [Member] | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
functional currency				BRL
Inter Titulos Fundo De Investimento [Member] | BRAZIL
Disclosure of subsidiaries [line items]
Country				Brazil
BMA Inter Fundo De Investimento Em Direitos Creditrios Multissetorial
Disclosure of subsidiaries [line items]
Common Shares and/or Quotas				5,000,000
Proportion of ownership interest in subsidiary				90.70%	28.30%	81.20%
BMA Inter Fundo De Investimento Em Direitos Creditrios Multissetorial | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
functional currency				BRL
BMA Inter Fundo De Investimento Em Direitos Creditrios Multissetorial | BRAZIL
Disclosure of subsidiaries [line items]
Country				Brazil
TBI Fundo De Investimento Renda Fixa Credito Privado
Disclosure of subsidiaries [line items]
Common Shares and/or Quotas				388,157,511
Proportion of ownership interest in subsidiary				100.00%	31.40%	100.00%
TBI Fundo De Investimento Renda Fixa Credito Privado | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
functional currency				BRL
TBI Fundo De Investimento Renda Fixa Credito Privado | BRAZIL
Disclosure of subsidiaries [line items]
Country				Brazil
TBI Fundo De Investimento Crdito Privado Investimento Exterior
Disclosure of subsidiaries [line items]
Common Shares and/or Quotas				443,689,064
Proportion of ownership interest in subsidiary				100.00%	31.40%	0.00%
TBI Fundo De Investimento Crdito Privado Investimento Exterior | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
functional currency				BRL
TBI Fundo De Investimento Crdito Privado Investimento Exterior | BRAZIL
Disclosure of subsidiaries [line items]
Country				Brazil
IM Designs Desenvolvimento de Software Ltda.
Disclosure of subsidiaries [line items]
Common Shares and/or Quotas				50,000,000
Proportion of ownership interest in subsidiary				50.00%	15.70%	0.00%
Net revenues					R$ 1,322
Profit / (loss) for the year					R$ 163
IM Designs Desenvolvimento de Software Ltda. | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
functional currency				BRL
IM Designs Desenvolvimento de Software Ltda. | BRAZIL
Disclosure of subsidiaries [line items]
Country				Brazil
Acerto Cobrança e Informações Cadastrais S.A.
Disclosure of subsidiaries [line items]
Common Shares and/or Quotas				60,000,000,000
Proportion of ownership interest in subsidiary				60.00%	18.90%	0.00%
Net revenues					R$ 9,343
Profit / (loss) for the year					R$ 3,750
Acerto Cobrança e Informações Cadastrais S.A. | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
functional currency				BRL
Acerto Cobrança e Informações Cadastrais S.A. | BRAZIL
Disclosure of subsidiaries [line items]
Country				Brazil
Inter & Co Payments, Inc
Disclosure of subsidiaries [line items]
Common Shares and/or Quotas				16,000,000
Proportion of ownership interest in subsidiary	100.00%			100.00%	0.00%	0.00%
Net revenues				R$ 119,958
Profit / (loss) for the year				R$ 22,252
Inter & Co Payments, Inc | United States of America, Dollars
Disclosure of subsidiaries [line items]
functional currency				US$
Inter & Co Payments, Inc | UNITED STATES
Disclosure of subsidiaries [line items]
Country				USA
Inter Asset Gestão de Recursos Ltda
Disclosure of subsidiaries [line items]
Common Shares and/or Quotas				30,680
Proportion of ownership interest in subsidiary				70.00%	22.00%	0.00%
Inter Asset Gestão de Recursos Ltda | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
functional currency				BRL
Inter Asset Gestão de Recursos Ltda | BRAZIL
Disclosure of subsidiaries [line items]
Country				Brazil
Inter Café Ltda.
Disclosure of subsidiaries [line items]
Common Shares and/or Quotas				10,000
Proportion of ownership interest in subsidiary				100.00%	31.40%	0.00%
Net revenues					R$ 2,080
Profit / (loss) for the year					R$ 702
Inter Café Ltda. | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
functional currency				BRL
Inter Café Ltda. | BRAZIL
Disclosure of subsidiaries [line items]
Country				Brazil
Inter Boutiques Ltda.
Disclosure of subsidiaries [line items]
Common Shares and/or Quotas				10,000
Proportion of ownership interest in subsidiary				100.00%	31.40%	0.00%
Net revenues					R$ 2,202
Profit / (loss) for the year					R$ 599
Inter Boutiques Ltda. | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
functional currency				BRL
Inter Boutiques Ltda. | BRAZIL
Disclosure of subsidiaries [line items]
Country				Brazil
Inter Food Ltda.
Disclosure of subsidiaries [line items]
Common Shares and/or Quotas				7,000,000
Proportion of ownership interest in subsidiary				70.00%	22.00%	70.00%
Net revenues					R$ 1,322
Profit / (loss) for the year					R$ 163
Inter Food Ltda. | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
functional currency				BRL
Inter Food Ltda. | BRAZIL
Disclosure of subsidiaries [line items]
Country				Brazil
Inter Viagens e Entretenimento Ltda.
Disclosure of subsidiaries [line items]
Common Shares and/or Quotas				1,000
Proportion of ownership interest in subsidiary				100.00%	0.00%	0.00%
Inter Viagens e Entretenimento Ltda. | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
functional currency				BRL
Inter Viagens e Entretenimento Ltda. | BRAZIL
Disclosure of subsidiaries [line items]
Country				Brazil